Taxation - Schedule of Deferred Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred tax assets
Net operating loss carry-forwards	¥ 53,290	$ 7,620	¥ 38,955
Valuation allowance	(53,290)	(7,620)	(38,955)
Total deferred tax assets